Payments Made to Related Parties for Purchase of Advertising Services (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Payments made to related parties	$ 4,126	$ 21,658	$ 5,494
Aegis Media
Related Party Transaction [Line Items]
Payments made to related parties	3,748	21,615	5,109
Wasu Digital Co., Ltd.
Related Party Transaction [Line Items]
Payments made to related parties	$ 378	$ 43	$ 385